Issued Capital and Reserves - Impact of share split (Details) - shares	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Issued Capital and Reserves
Common shares issued and outstanding beginning	223,883,084	223,851,513	194,997,091
Share issuances for exercises	40,624	41,524	112,089
Treasury shares		(9,953)	(32,913)
Common shares issued and outstanding ending	223,923,708	223,883,084	223,851,513